Schedule V - Valuation and Qualifying Accounts (Details) (Valuation allowance on deferred tax assets, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Valuation allowance on deferred tax assets
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	$ 2,974.1		$ 2,875.0	$ 3,087.0
Charged to Costs and Expenses	(86.6)		99.1	175.0
Write-offs/Payments/Other	65.6	[1]	0	387.0	[1]
Ending Balance	$ 2,821.9		$ 2,974.1	$ 2,875.0

[1]	For 2013 and 2011, these amounts represent valuation allowances allocated to Other comprehensive income directly related to the appreciation of the Company's available-for-sale portfolio, and not pertaining to expectations of taxable income in future years.